Dividends (Details) £ / shares in Units, £ in Millions	6 Months Ended
Jun. 30, 2022 GBP (£) £ / shares
Interim dividend [Member]
Dividends
Dividend announced or proposed | £	£ 364
Dividend announced or proposed, per share | £ / shares	£ 0.035
Special dividend [Member]
Dividends
Dividend announced or proposed | £	£ 1,750
Dividend announced or proposed, per share | £ / shares	£ 0.168